Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program has been designed to follow our industry’s best practices and includes a comprehensive set of enterprise security policies and procedures designed to identify, assess, mitigate and remediate cybersecurity threats and incidents. Our Information Systems Security Policy outlines cybersecurity risk management procedures related to, among other areas, access rights management, access control, system management, security monitoring, risk management and IT audits.

Our cybersecurity risk management program also includes the following measures:

●	Identifying and protecting our critical assets through actions such as hardening servers, internal and external communications, and using a dedicated system to control privileged accounts;
●	Cybersecurity detection, control and remediation practices;
●	Assessing the severity of cybersecurity threats and incidents;
●	Continuously validating our information systems’ security using penetration tests, vulnerability scanning, access rights reviews etc.; and
●	Deployment of cyber security and IT management tools, using secure configurations and secure-by-design architectures.

Our cybersecurity risk management program is implemented and maintained by our CISO (Chief Information Security Officer) in cooperation with the IT Department.The efforts are focused on identifying and assessing risks from cybersecurity threats and monitoring cybersecurity risks on an ongoing basis. In addition, we utilize third-party cybersecurity experts services, implementing secure configurations and other system enhancements.

During the onboarding process and from time to time thereafter, we conduct workforce trainings to instruct our employees on how to identify, detect and prevent cybersecurity threats and incidents.

We have also implemented practices designed to monitor and minimize cybersecurity risks across our supply chain. Under our Suppliers Security Requirements Policy, we require our suppliers to hold relevant cybersecurity certifications and to comply with certain additional cybersecurity-related requirements. Nonetheless, our control over and ability to monitor the security posture of our suppliers, third-party vendors and service providers remains limited and there can be no assurance that we can prevent, mitigate or remediate the risk of any compromise or failure in the security infrastructure owned or controlled by such third parties. Additionally, any contractual protections with such third parties, including our right to indemnification, if any at all, may be limited or insufficient to prevent a negative impact on our business from such compromise or failure.

In addition, in 2024 we completed our ISO 27001 certification. Such certification enhances our data security by ensuring processes to manage the protection of our intellectual property, customer information and additional assets. It strengthens trust with customers and partners by demonstrating a commitment to global security standards and regulatory compliance. The certification helps mitigate cybersecurity risks, reducing the likelihood of data breaches, supply chain disruptions, and financial losses.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our cybersecurity risk management program is implemented and maintained by our CISO (Chief Information Security Officer) in cooperation with the IT Department.The efforts are focused on identifying and assessing risks from cybersecurity threats and monitoring cybersecurity risks on an ongoing basis.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

In 2024, we did not identify any cybersecurity threats or incidents that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats or incidents or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Risk Factors – We may be subject to cyber-attacks or other disruptions to or breaches of our information technology, systems or networks that could irreparably damage our reputation and our business, expose us to liability and materially and adversely affect our results of operations.” in this Annual Report on Form 20-F.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Cybersecurity Governance

Our Chief Information Security Officer (CISO) oversees our cybersecurity risk management program and has primary responsibility for identifying, assessing and managing our exposure to cybersecurity threats and incidents. Our IT Director reports to our CISO and Chief of Operations with respect to the prevention, detection, mitigation and remediation of cybersecurity risks. Our CISO, Chief of Operations, IT Director and the dedicated personnel on their teams are certified and experienced information systems security professionals and information security managers with many years of experience. Our CISO and Chief of Operations regularly provide our senior management team with updates on the performance of the cybersecurity risk management program.

Our Board of Directors oversees the adoption and periodic review of our cybersecurity risk management program and strategies and delegates cybersecurity risk management oversight to our audit committee. Our CISO and Chief of Operations report to the audit committee on a regular basis with respect to our cybersecurity strategies and policies and on an ad hoc basis with respect to material cybersecurity risks. Further, our audit committee reports material cybersecurity risks to our full Board of Directors, based on management’s assessment of risk.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Chief Information Security Officer (CISO) oversees our cybersecurity risk management program and has primary responsibility for identifying, assessing and managing our exposure to cybersecurity threats and incidents.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our IT Director reports to our CISO and Chief of Operations with respect to the prevention, detection, mitigation and remediation of cybersecurity risks. Our CISO, Chief of Operations, IT Director and the dedicated personnel on their teams are certified and experienced information systems security professionals and information security managers with many years of experience. Our CISO and Chief of Operations regularly provide our senior management team with updates on the performance of the cybersecurity risk management program.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our Board of Directors oversees the adoption and periodic review of our cybersecurity risk management program and strategies and delegates cybersecurity risk management oversight to our audit committee. Our CISO and Chief of Operations report to the audit committee on a regular basis with respect to our cybersecurity strategies and policies and on an ad hoc basis with respect to material cybersecurity risks. Further, our audit committee reports material cybersecurity risks to our full Board of Directors, based on management’s assessment of risk.